Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Jul. 16, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Nov. 30, 2015
C000162682
Account Value [Line Items]
Line Graph and Table Measure Name	FS Chiron Capital Allocation Fund, Class I Shares
Account Value	$ 162,104	$ 135,707	$ 136,095	$ 172,774		$ 128,802	$ 120,266	$ 116,355	$ 123,280	$ 104,466	$ 100,000
C000228513
Account Value [Line Items]
Line Graph and Table Measure Name	FS Chiron Capital Allocation Fund, Class A Shares
Account Value	$ 8,892	7,464	7,502	9,552	$ 9,500
C000228512
Account Value [Line Items]
Line Graph and Table Measure Name	FS Chiron Capital Allocation Fund, Class C Shares
Account Value	$ 9,129	7,721	7,818	10,030	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 240,138	180,839	163,653	204,457		148,937	141,996	126,117	126,773	102,898	100,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,221	9,203	8,328	10,405	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,221	9,203	8,328	10,405	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 114,005	103,129	102,763	121,876		122,462	115,326	103,423	105,591	104,647	100,000
60/40 MSCI ACWI (Net) & BB US Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI (Net) & BB US Agg Bond
Account Value	$ 181,896	147,283	138,350	168,808		$ 139,485	$ 131,553	$ 116,912	$ 118,069	$ 103,746	$ 100,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,294	8,407	8,377	9,935	10,000
60/40 MSCI ACWI (Net) & BB US Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI (Net) & BB US Agg Bond
Account Value	$ 11,012	8,917	8,376	10,220	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,294	8,407	8,377	9,935	10,000
60/40 MSCI ACWI (Net) & BB US Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI (Net) & BB US Agg Bond
Account Value	$ 11,012	$ 8,917	$ 8,376	$ 10,220	$ 10,000